Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2008
Prospectus

The following information replaces the biographical information for VIP Financial Services Portfolio found in the "Fund Management" section on page 20.

Richard Manuel is co-manager of VIP Financial Services Portfolio, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Benjamin Hesse is co-manager of VIP Financial Services Portfolio, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Edward Yoon is manager of VIP Health Care Portfolio, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

VIPFCI-09-01 March 13, 2009
1.765122.137

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2008
Prospectus

The following information replaces the biographical information for VIP Financial Services Portfolio found in the "Fund Management" section on page 20.

Richard Manuel is co-manager of VIP Financial Services Portfolio, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Benjamin Hesse is co-manager of VIP Financial Services Portfolio, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Edward Yoon is manager of VIP Health Care Portfolio, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

VIPINVF-09-01 March 13, 2009
1.824639.116